Equipment	12 Months Ended
Dec. 31, 2021
Equipment
Equipment

NOTE 4 – Equipment

Equipment at December 31, 2021 and December 31, 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Software licenses	$32,188	$32,188
Computer equipment	17,080	17,080
	49,268	49,268
Less accumulated depreciation	(48,636)	(47,895)
Equipment, net	$632	$1,373

Depreciation expense was $741 for the years ended December 31, 2021, and 2020.